CHIEF INVESTMENT OFFICER'S MARKET OVERVIEW LETTER
FIRST INVESTORS HIGH YIELD FUND, INC.

Dear Investor:

We are pleased to present the semi-annual report for First Investors High Yield Fund, Inc. for the six months ended June 30, 1998. Although both the bond and stock markets suffered setbacks at times during the first six months of the year, the combination of moderate growth, low inflation, and respectable corporate earnings reports helped provide a positive environment for investors in most types of funds.

The U.S. economy remained strong for the first half of 1998, with sustained, moderate growth and low levels of inflation and unemployment. Inflation remained low, as the Consumer Price Index rose just 1.7% for the twelve months ended June
30. The unemployment rate continued to be low, at 4.5% as of June 30, 1998. Consumer confidence remained high, encouraged by the robust domestic economy and rising income levels.

In general, our long-term outlook for the financial markets continues to be positive. The economy appears to be growing moderately, inflation remains subdued and the Federal Reserve appears unlikely to tolerate unsustainably fast economic growth. In regard to the stock market, we are encouraged by the underlying fundamentals of the U.S. economy. However, we are cautioned by a number of situations, including the struggles in Asia. We are concerned about the effect this region's difficulties may have on U.S. growth and corporate earnings. We are also concerned about the relative lack of pricing power and the prospects that the lofty level of gains posted year-to-date can continue into the second half of 1998.

With regard to the bond market, interest rates continue to remain in a tight range; we believe the Federal Reserve is likely to maintain current interest rates. Continued weak Asian markets, low inflation in the U.S. and the Federal budget surplus should support an environment of low interest rates and high bond prices. However, the continued strength of the U.S. economy could result in higher interest rates and inflation, notwithstanding Asia. In this event, bond fund values would decline.

Thank you for your continued confidence in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,
[Signature]

Clark D. Wagner
Chief Investment Officer
First Investors Management Company, Inc.

July 31, 1998

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS HIGH YIELD FUND, INC.
June 30, 1998

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
PRINCIPAL                                                                    $10,000 OF
   AMOUNT   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            CORPORATE BONDS--88.4%
            AEROSPACE/DEFENSE--.7%
$   1,400M  Moog, Inc., 10%, 2006                              $  1,521,083     $    71
---------------------------------------------------------------------------------------
            AGRICULTURAL PRODUCTS--.7%
    1,400M  Terra Industries, Inc., 10.50%, 2005                  1,515,500          70
---------------------------------------------------------------------------------------
            APPAREL/TEXTILES--2.4%
    1,000M  Pillowtex Corp., 10%, 2006                            1,085,000          50
    1,800M  Polymer Group, Inc., 9%, 2007                         1,822,500          85
    2,250M  Worldtex, Inc., 9.625%, 2007                          2,261,250         105
---------------------------------------------------------------------------------------
                                                                  5,168,750         240
---------------------------------------------------------------------------------------
            AUTOMOTIVE--3.5%
    1,120M  Aftermarket Technology Corp., 12%, 2004               1,234,800          57
    2,000M  Cambridge Industries, Inc., 10.25%, 2007              2,040,000          95
    1,750M  Cooperative Computing, Inc., 9%, 2008+                1,592,500          74
    1,185M  Safelite Glass Corp., 9.875%, 2006+                   1,244,250          58
    1,500M  Walbro Corp., 9.875%, 2005                            1,466,250          68
---------------------------------------------------------------------------------------
                                                                  7,577,800         352
---------------------------------------------------------------------------------------
            BUILDING MATERIALS--2.3%
    1,650M  American Architectural Products Corp., 11.75%,
              2007                                                1,699,500          79
    1,799M  ISP Holdings, Inc., 9.75%, 2002                       1,897,945          88
    1,274M  Waxman USA, Inc., 11.125%, 2001                       1,272,407          59
---------------------------------------------------------------------------------------
                                                                  4,869,852         226
---------------------------------------------------------------------------------------
            CHEMICALS--5.3%
    2,250M  AEP Industries, Inc., 9.875%, 2007                    2,311,875         108
    3,000M  Harris Chemical North America, Inc., 10.25%, 2001     3,125,625         145
    2,800M  Huntsman Polymers Corp., 11.75%, 2004                 3,066,000         143
    1,800M  Hydrochem Industrial Services, Inc., 10.375%,
              2007                                                1,836,000          85
    1,000M  Pharmaceutical Fine Chemicals, SA, 9.75%, 2007+       1,135,000          53
---------------------------------------------------------------------------------------
                                                                 11,474,500         534
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
PRINCIPAL                                                                    $10,000 OF
   AMOUNT   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            CONSUMER PRODUCTS--4.4%
$   1,000M  AKI Holding Corp., 0%-13.50%, 2009+                $    520,000     $    24
    1,000M  AKI, Inc., 10.50%, 2008+                              1,000,000          47
    1,000M  Corning Consumer Products Co., 9.625%, 2008+            995,000          46
    2,500M  Herff Jones, Inc., 11%, 2005                          2,725,000         127
    1,900M  Hines Horticulture, Inc., 11.75%, 2005                2,080,500          97
    1,200M  Syratech Corp., 11%, 2007                             1,068,000          50
    1,000M  William Carter Co., 10.375%, 2006                     1,062,500          49
---------------------------------------------------------------------------------------
                                                                  9,451,000         440
---------------------------------------------------------------------------------------
            CONTAINERS/PACKAGING--2.9%
    2,850M  Radnor Holdings, Inc., 10%, 2003                      2,978,250         139
    1,200M  Tekni-Plex, Inc., 9.25%, 2008                         1,200,000          56
    2,000M  U. S. Can Corp., 10.125%, 2006                        2,080,000          97
---------------------------------------------------------------------------------------
                                                                  6,258,250         292
---------------------------------------------------------------------------------------
            DURABLE GOODS MANUFACTURING--1.5%
      750M  Amtrol, Inc., 10.625%, 2006                             744,375          35
    2,445M  Fairfield Manufacturing, Inc., 11.375%, 2001          2,548,912         119
---------------------------------------------------------------------------------------
                                                                  3,293,287         154
---------------------------------------------------------------------------------------
            ENERGY--3.5%
    1,500M  Giant Industries, Inc., 9.75%, 2003                   1,563,750          73
    3,000M  Gulf Canada Resources, Ltd., 9.625%, 2005             3,236,250         151
    1,100M  Magnum Hunter Resources, Inc., 10%, 2007              1,122,000          52
    1,600M  Stone Energy Corp., 8.75%, 2007                       1,598,000          74
---------------------------------------------------------------------------------------
                                                                  7,520,000         350
---------------------------------------------------------------------------------------
            ENTERTAINMENT/LEISURE--1.0%
    2,200M  Outboard Marine Corp., 10.75%, 2008+                  2,222,000         103
---------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS HIGH YIELD FUND, INC.
June 30, 1998

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
PRINCIPAL                                                                    $10,000 OF
   AMOUNT   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            FOOD/BEVERAGE/TOBACCO--3.3%
$   2,100M  Fleming Companies, Inc., 10.50%, 2004              $  2,178,750     $   101
    2,000M  International Home Foods, Inc., 10.375%, 2006         2,180,000         101
    2,350M  Van de Kamps, Inc., 12%, 2005                         2,679,000         125
---------------------------------------------------------------------------------------
                                                                  7,037,750         327
---------------------------------------------------------------------------------------
            GAMING/LODGING--3.0%
    2,400M  Casino America, Inc., 12.50%, 2003                    2,709,000         126
    1,750M  Grand Casinos, Inc., 9%, 2004                         1,907,500          89
    1,750M  Prime Hospitality Corp., 9.25%, 2006                  1,852,812          86
---------------------------------------------------------------------------------------
                                                                  6,469,312         301
---------------------------------------------------------------------------------------
            HEALTHCARE--7.4%
      500M  Fisher Scientific International, Inc., 7.125%,
              2005                                                  482,462          22
    1,700M  Genesis Health Ventures, Inc., 9.75%, 2005            1,759,500          82
    1,400M  ICN Pharmaceuticals, Inc., 9.25%, 2005                1,484,000          69
    1,600M  Integrated Health Services, Inc., 10.25%, 2006        1,714,000          80
    2,600M  Integrated Health Services, Inc., 9.25%, 2008         2,704,000         126
    1,100M  Leiner Health Products, Inc., 9.625%, 2007            1,174,250          55
    2,489M  Owens & Minor, Inc., 10.875%, 2006                    2,663,230         124
      700M  Packard Bioscience, Inc., 9.375%, 2007                  682,500          32
      700M  Tenet Healthcare Corp., 8.625%, 2007                    722,750          34
    2,500M  Vencor, Inc., 9.875%, 2005+                           2,459,500         114
---------------------------------------------------------------------------------------
                                                                 15,846,192         738
---------------------------------------------------------------------------------------
            MEDIA (CABLE TV/BROADCASTING)--10.3%
    1,000M  Allbritton Communications Corp., 9.75%, 2007          1,105,000          51
    2,000M  Century Communications Corp., 9.50%, 2005             2,175,000         101
    3,875M  Echostar Communications Corp., 0%-12.875%, 2004       3,778,125         176
    1,000M  Groupe Videotron, Ltee, 10.625%, 2005                 1,103,100          51
    2,050M  Grupo Televisa, SA, 11.875%, 2006                     2,285,750         106
    2,000M  Lenfest Communication, Inc., 10.50%, 2006             2,337,500         109
    1,300M  Mediacom LLC/Mediacom Capital Corp., 8.50%, 2008+     1,295,125          60
    2,000M  Rogers Cablesystems, Inc., 10%, 2005                  2,230,000         104
    1,700M  Rogers Communications, Inc., 8.875%, 2007             1,721,250          80
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
PRINCIPAL                                                                    $10,000 OF
   AMOUNT   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            MEDIA (CABLE TV/BROADCASTING) (continued)
$   2,000M  Salem Communications Corp., 9.50%, 2007            $  2,092,500     $    97
    2,000M  Star Choice Communications, Inc., 13%, 2005           2,050,000          95
---------------------------------------------------------------------------------------
                                                                 22,173,350       1,030
---------------------------------------------------------------------------------------
            MEDIA (OTHER)--3.7%
    3,200M  Garden State Newspapers, Inc., 12%, 2004              3,552,000         165
    1,800M  Garden State Newspapers, Inc., 8.75%, 2009            1,827,000          85
    2,400M  Outdoor Systems, Inc., 8.875%, 2007                   2,490,000         116
---------------------------------------------------------------------------------------
                                                                  7,869,000         366
---------------------------------------------------------------------------------------
            MINING/METALS--4.4%
    2,500M  Commonwealth Aluminum, Corp., 10.75%, 2006            2,637,500         123
    3,200M  CSN Iron, SA, 9.125%, 2007+                           2,600,000         121
    2,000M  Renco Metals, Inc., 11.50%, 2003                      2,140,000         100
    2,100M  Wheeling-Pittsburgh Corp., 9.25%, 2007                2,142,000         100
---------------------------------------------------------------------------------------
                                                                  9,519,500         444
---------------------------------------------------------------------------------------
            MISCELLANEOUS--4.6%
    3,000M  Allied Waste North America, Inc., 10.25%, 2006        3,296,250         153
    1,750M  Iron Mountain, Inc., 10.125%, 2006                    1,890,000          88
    2,500M  Kindercare Learning Centers, Inc., 9.50%, 2009        2,559,375         119
    2,000M  Loomis Fargo & Co., 10%, 2004                         2,010,000          94
---------------------------------------------------------------------------------------
                                                                  9,755,625         454
---------------------------------------------------------------------------------------
            PAPER/FOREST PRODUCTS--4.5%
    2,850M  Fonda Group, Inc., 9.50%, 2007                        2,764,500         129
    2,600M  S.D. Warren Co., Inc., 12%, 2004                      2,879,500         134
    2,750M  Stone Container Corp., 11.875%, 1998                  2,842,813         132
    1,000M  Stone Container Corp., 10.75%, 2002                   1,063,750          49
---------------------------------------------------------------------------------------
                                                                  9,550,563         444
---------------------------------------------------------------------------------------
            REAL ESTATE/CONSTRUCTION--.9%
    2,200M  Cathay International, Ltd., 13%, 2008+                1,914,000          89
---------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS HIGH YIELD FUND, INC.
June 30, 1998

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
PRINCIPAL                                                                    $10,000 OF
   AMOUNT   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            RETAIL - FOOD/DRUG--.5%
$   1,000M  Randall's Food Markets, Inc., 9.375%, 2007         $  1,057,500     $    49
---------------------------------------------------------------------------------------
            RETAIL - GENERAL MERCHANDISE--.8%
    1,700M  Big 5 Corp., 10.875%, 2007                            1,776,500          83
---------------------------------------------------------------------------------------
            TELECOMMUNICATIONS--13.2%
    2,000M  21st Century Telecommunications Group, Inc.,
              0%-12.25%, 2008+                                    1,135,000          53
    2,100M  Comcast Cellular Holdings, Inc., 9.50%, 2007          2,189,250         102
    3,750M  E Spire Communications, Inc., 0%-13%, 2005            3,121,875         145
    2,000M  ICG Services, Inc., 0%-10%, 2008+                     1,195,000          56
    1,700M  Level 3 Communications, Inc., 9.125%, 2008+           1,657,500          77
    3,000M  McCaw International, Ltd., 0%-13%, 2007               1,998,750          93
    2,300M  McLeodUSA, Inc., 9.25%, 2007                          2,392,000         111
      750M  Nextlink Communications, Inc., 0%-9.45%, 2008+          460,313          21
    3,000M  Omnipoint Corp., 11.625%, 2006                        3,195,000         149
    1,300M  Orion Network Systems, Inc., 11.25%, 2007             1,469,000          68
    2,300M  Paging Network, Inc., 10%, 2008                       2,386,250         111
    1,750M  Powertel, Inc., 0%-12%, 2006                          1,382,500          64
    3,100M  Powertel, Inc., 0%-12%, 2006                          2,387,000         111
    2,000M  Qwest Communications International, Inc.,
              0%-9.47%, 2007                                      1,500,000          70
    3,000M  RCN Corp., 0%-11.125%, 2007                           1,935,000          90
---------------------------------------------------------------------------------------
                                                                 28,404,438       1,321
---------------------------------------------------------------------------------------
            TRANSPORTATION--3.6%
    2,500M  American Commercial Lines, LLC, 10.25%, 2008+         2,540,625         118
    3,550M  Eletson Holdings, Inc., 9.25%, 2003                   3,643,188         169
    1,350M  Moran Transportation Co., 11.75%, 2004                1,495,125          70
---------------------------------------------------------------------------------------
                                                                  7,678,938         357
---------------------------------------------------------------------------------------
            TOTAL VALUE OF CORPORATE BONDS (cost
             $183,510,338)                                      189,924,690       8,835
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
   SHARES                                                                      FOR EACH
       OR                                                                    $10,000 OF
 WARRANTS   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            COMMON STOCKS--.2%
            MEDIA (CABLE TV/BROADCASTING)--.1%
    8,846   *Echostar Communications Corp. - Class "A"         $    212,857     $    10
---------------------------------------------------------------------------------------
            PAPER/FOREST PRODUCTS--.1%
   17,861   *Gaylord Container Corporation - Class "A"              137,306           6
---------------------------------------------------------------------------------------
            TECHNOLOGY--.0%
      787   *Loral Space & Communications Corp.                      22,233           1
---------------------------------------------------------------------------------------
            TOTAL VALUE OF COMMON STOCKS (cost $74,021)             372,396          17
---------------------------------------------------------------------------------------
            PREFERRED STOCKS--3.8%
            FINANCIAL--.6%
   40,800   Astoria Financial Corp., 12%, Series "B"              1,229,100          57
---------------------------------------------------------------------------------------
            MEDIA (CABLE TV/BROADCASTING)--2.5%
   37,890   CSC Holdings, Inc., 11.125%, PIK, Series "M"          4,366,775         203
      955   Echostar Communications Corp., 12.125%, Series
              "B"                                                 1,076,819          50
---------------------------------------------------------------------------------------
                                                                  5,443,594         253
---------------------------------------------------------------------------------------
            PAPER/FOREST PRODUCTS--.7%
   30,200   S.D. Warren Co., Inc., 14%, Series "B"                1,510,000          71
---------------------------------------------------------------------------------------
            TOTAL VALUE OF PREFERRED STOCKS (cost $6,752,911)     8,182,694         381
---------------------------------------------------------------------------------------
            WARRANTS--.4%
            GAMING/LODGING--.0%
   17,660   *President Riverboat Casinos, Inc. (expiring
              9/30/99)                                                  177          --
---------------------------------------------------------------------------------------
            MEDIA (CABLE TV/BROADCASTING)--.0%
   46,320   *Star Choice Communications, Inc. (expiring
              12/15/05)+                                            121,590           6
---------------------------------------------------------------------------------------
            PAPER/FOREST PRODUCTS--.1%
   30,200   *S.D. Warren Co., Inc. (expiring 12/15/06)+             151,000           7
---------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS HIGH YIELD FUND, INC.
June 30, 1998

---------------------------------------------------------------------------------------
WARRANTS,                                                                        AMOUNT
    UNITS                                                                      INVESTED
       OR                                                                      FOR EACH
PRINCIPAL                                                                    $10,000 OF
   AMOUNT   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            TELECOMMUNICATIONS--.3%
    3,750   *E Spire Communications, Inc. (expiring 11/1/05)+  $    581,250     $    27
    3,000   *McCaw International, Ltd. (expiring 4/15/07)+           15,000           1
    5,600   *Powertel, Inc. (expiring 2/1/06)                        46,200           2
---------------------------------------------------------------------------------------
                                                                    642,450          30
---------------------------------------------------------------------------------------
            TOTAL VALUE OF WARRANTS (cost $91,816)                  915,217          43
---------------------------------------------------------------------------------------
            UNITS--.6%
            MEDIA (CABLE TV/BROADCASTING)
    3,000   Diva Systems Corp. (cost $1,644,973) (a)+             1,395,000          65
---------------------------------------------------------------------------------------
            U.S. GOVERNMENT OBLIGATIONS--2.3%
$   4,500M  United States Treasury Note, 7%, 2006 (cost
              $4,795,281)                                         4,917,658         229
---------------------------------------------------------------------------------------
            SHORT-TERM CORPORATE NOTES--2.8%
    2,500M  Ford Motor Credit Corp., 5.61%, 7/2/98                2,499,610         116
    3,500M  Merrill Lynch & Co., Inc., 5.82%, 7/7/98              3,496,605         163
---------------------------------------------------------------------------------------
            TOTAL VALUE OF SHORT-TERM CORPORATE NOTES (cost
             $5,996,215)                                          5,996,215         279
---------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $202,865,555)          98.5%   211,703,870       9,849
OTHER ASSETS, LESS LIABILITIES                           1.5      3,251,401         151
---------------------------------------------------------------------------------------
NET ASSETS                                             100.0%  $214,955,271     $10,000
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

* Non-income producing
+ See Note 4
(a) Each unit consists of one 0%-12.625% senior discount note due 2008 and three warrants to buy three shares of common stock.

                       See notes to financial statements

STATEMENT OF ASSETS AND LIABILITIES
FIRST INVESTORS HIGH YIELD FUND, INC.
June 30, 1998

----------------------------------------------------------------------------
ASSETS
Investments in securities, at value
  (identified cost $202,865,555) (Note
  1A)..................................                    $     211,703,870
Cash...................................                              724,030
Receivables:
  Interest.............................                            4,249,375
  Capital shares sold..................                              155,531
Other assets...........................                               59,061
                                                           -----------------
Total Assets...........................                          216,891,867
LIABILITIES
Payables:
  Dividend payable.....................  $      1,398,847
  Capital shares redeemed..............           337,148
Accrued advisory fee...................           135,179
Accrued expenses.......................            65,422
                                         ----------------
Total Liabilities......................                            1,936,596
                                                           -----------------
NET ASSETS (Note 6):
  Class A (37,475,301 shares
    outstanding).......................       206,269,856
  Class B (1,579,730 shares
    outstanding).......................         8,685,415  $     214,955,271
                                         ----------------
                                                           -----------------
                                                           -----------------
NET ASSETS CONSIST OF:
Capital paid in........................                    $     489,639,953
Undistributed net investment income....                              763,249
Accumulated net realized loss on
  investment transactions..............                         (284,286,246)
Net unrealized appreciation in value of
  investments..........................                            8,838,315
                                                           -----------------
Total..................................                    $     214,955,271
                                                           -----------------
                                                           -----------------
NET ASSET VALUE AND REDEMPTION PRICE
  PER SHARE - CLASS A..................                    $            5.50
                                                                       -----
                                                                       -----
MAXIMUM OFFERING PRICE PER
  SHARE - CLASS A ($5.50/.9375)*.......                    $            5.87
                                                                       -----
                                                                       -----
NET ASSET VALUE AND OFFERING PRICE PER
  SHARE - CLASS B (Note 6).............                    $            5.50
                                                                       -----
                                                                       -----

* On purchases of $25,000 or more, the sales charge is reduced.

                       See notes to financial statements

STATEMENT OF OPERATIONS
FIRST INVESTORS HIGH YIELD FUND, INC.
Six Months Ended June 30, 1998

----------------------------------------------------------------------------
INVESTMENT INCOME
Income:
  Interest.............................  $      9,912,562
  Dividends (Note 1E)..................           353,927
  Consent fees.........................           220,142
                                         ----------------
Total income...........................                    $      10,486,631

Expenses (Notes 1 and 3):
  Advisory fee.........................         1,068,841
  Shareholder servicing costs..........           291,041
  Distribution plan expenses  - Class
    A..................................           289,376
  Distribution plan expenses  - Class
    B..................................            38,971
  Professional fees....................            19,060
  Custodian fees.......................            16,487
  Reports and notices to
    shareholders.......................            15,355
  Other expenses.......................            15,223
                                         ----------------
Total expenses.........................         1,754,354
Less: Portion of advisory fee waived...          (250,000)
     Custodian fees paid indirectly....            (5,860)
                                         ----------------
Net expenses...........................                            1,498,494
                                                           -----------------
Net investment income..................                            8,988,137
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (Note 2):

Net realized gain on investments.......         1,394,483
Net unrealized depreciation of
  investments..........................        (2,408,673)
                                         ----------------
Net loss on investments................                           (1,014,190)
                                                           -----------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS......................                    $       7,973,947
                                                           -----------------
                                                           -----------------

                       See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS
FIRST INVESTORS HIGH YIELD FUND, INC.

--------------------------------------------------------------------------------
                                             SIX MONTHS ENDED         YEAR ENDED
                                                JUNE 30, 1998  DECEMBER 31, 1997
-------------------------------------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
  Net investment income....................  $      8,988,137  $      17,677,606
  Net realized gain on investments.........         1,394,483            713,528
  Net unrealized appreciation
    (depreciation) of investments..........        (2,408,673)         5,114,885
                                             ----------------  -----------------
    Net increase in net assets resulting
      from operations......................         7,973,947         23,506,019
                                             ----------------  -----------------
DIVIDENDS TO SHAREHOLDERS
  Net investment income - Class A..........        (8,673,354)       (18,059,105)
  Net investment income - Class B..........          (303,099)          (449,764)
                                             ----------------  -----------------
    Total dividends........................        (8,976,453)       (18,508,869)
                                             ----------------  -----------------
CAPITAL SHARE TRANSACTIONS (a)
Class A:
  Proceeds from shares sold................         9,283,776         18,043,474
  Reinvestment of dividends................         5,306,697         12,110,096
  Cost of shares redeemed..................       (15,917,265)       (28,096,512)
                                             ----------------  -----------------
                                                   (1,326,792)         2,057,058
                                             ----------------  -----------------
Class B:
  Proceeds from shares sold................         2,194,509          3,582,510
  Reinvestment of dividends................           139,784            255,493
  Cost of shares redeemed..................          (482,195)        (1,007,361)
                                             ----------------  -----------------
                                                    1,852,098          2,830,642
                                             ----------------  -----------------
  Net increase from capital share
    transactions...........................           525,306          4,887,700
                                             ----------------  -----------------
    Net increase (decrease) in net
      assets...............................          (477,200)         9,884,850
NET ASSETS
  Beginning of period......................       215,432,471        205,547,621
                                             ----------------  -----------------
  End of period (including undistributed
    net investment income of $763,249 and
    $751,565, respectively)................  $    214,955,271  $     215,432,471
                                             ----------------  -----------------
                                             ----------------  -----------------
(a)CAPITAL SHARES ISSUED AND REDEEMED
Class A:
  Sold.....................................         1,664,720          3,324,677
  Issued for dividends reinvested..........           951,282          2,233,259
  Redeemed.................................        (2,857,688)        (5,175,518)
                                             ----------------  -----------------
  Net increase (decrease) in Class A
    capital shares outstanding.............          (241,686)           382,418
                                             ----------------  -----------------
                                             ----------------  -----------------
Class B:
  Sold.....................................           394,088            661,609
  Issued for dividends reinvested..........            25,090             46,771
  Redeemed.................................           (86,602)          (185,884)
                                             ----------------  -----------------
  Net increase in Class B capital shares
    outstanding............................           332,576            522,496
                                             ----------------  -----------------
                                             ----------------  -----------------

                       See notes to financial statements

NOTES TO FINANCIAL STATEMENTS
FIRST INVESTORS HIGH YIELD FUND, INC.

1. SIGNIFICANT ACCOUNTING POLICIES--The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The primary objective of the Fund is to seek high current income and secondarily to seek capital appreciation.

A. Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter market (including securities listed on exchanges whose primary market is believed to be over-the-counter) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service. The pricing service uses quotations obtained from investment dealers or brokers and other available information in determining values. Short-term debt securities that mature in 60 days or less are valued on the amortized cost method which approximates market value. Securities for which market quotations are not readily available, and any other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Fund's officers in a manner specifically authorized by the Board of Directors.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of the Fund to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes. At June 30, 1998, the Fund had capital loss carryovers of $285,680,729 of which $166,492,834 expires in 1998, $109,407,948 in 1999, $1,762,042 in 2001, $135,416 in 2002, $593,956 in 2003, $4,405,482 in
2004 and $2,883,051 in 2005.

C. Distributions to Shareholders--Dividends to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards and post-October capital losses.

D. Use of Estimates--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

E. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Shares of stock received in lieu of cash dividends on certain preferred stock holdings are recognized as dividend income and recorded at the market value of the shares received. During the six months ended June 30, 1998, the Fund recognized $292,727 of dividend income from these taxable "pay in kind" distributions. Interest income and estimated expenses are accrued daily. For the six months ended June 30, 1998, the Fund's custodian has provided credits in the amount of $5,860 against custodian charges based on the uninvested cash balances of the Fund.

2. SECURITIES TRANSACTIONS--For the six months ended June 30, 1998, purchases and sales of securities, other than United States Government obligations and short-term corporate notes, aggregated $32,785,949 and $32,882,299, respectively.

At June 30, 1998, the cost of investments for federal income tax purposes was $202,865,555. Accumulated net unrealized appreciation on investments was $8,838,315, consisting of $10,829,915 gross unrealized appreciation and $1,991,600 gross unrealized depreciation.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES--Certain officers and directors of the Fund are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation ("FIC"), its transfer agent, Administrative Data Management Corp. ("ADM") and/or First Financial Savings Bank, S.L.A. ("FFS"), custodian of the Fund's individual retirement accounts. Directors of the Fund who are not "interested persons" of the Fund as defined in the 1940 Act are remunerated by the Fund. For the six months ended June 30, 1998, total directors fees accrued by the Fund amounted to $4,500.

The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the rate of 1% on the first $200 million of the Fund's average daily net assets, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. For the six months ended June 30, 1998, FIMCO has voluntarily waived 25% of the fee on the first $200 million of the Fund's average daily net assets. This reduction amounted to $250,000.

For the six months ended June 30, 1998, FIC, as underwriter, received $265,760 in commissions after allowing $40,886 to other dealers. Shareholder servicing costs included $176,630 in transfer agent fees paid to ADM, and $50,476 in IRA custodian fees paid to FFS.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, the Fund is authorized to pay FIC a fee in an amount up to .30% of the average daily net assets of the Class A shares and 1% of the average daily net assets of the Class B shares on an annualized basis each year, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of the Fund. However, pursuant to settlements entered into with various state regulators, the fee was limited to .15% for Class A and .85% for Class B until February 1, 1998. For the six months ended June 30, 1998, this fee reduction amounted to $26,198 for Class A and $905 for Class B.

4. RULE 144A SECURITIES--Under Rule 144A, certain restricted securities are exempt from the registration requirements of the Securities Act of 1933 and may only be resold to qualified institutional investors. At June 30, 1998, the Fund held twenty-one 144A securities with an aggregate value of $26,229,653 representing 12.2% of the Fund's net assets. These securities are valued as set forth in Note 1A.

5. CONCENTRATION OF CREDIT RISK--The Fund's investment in high yield securities whether rated or

NOTES TO FINANCIAL STATEMENTS
FIRST INVESTORS HIGH YIELD FUND, INC.

unrated may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower yielding, higher rated, fixed income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

6. CAPITAL--The Fund sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 6.25% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Of the 500,000,000 shares originally authorized, the Fund has designated 250,000,000 shares as Class A and 250,000,000 shares as Class B.

                 (This page has been left blank intentionally.)

FINANCIAL HIGHLIGHTS
FIRST INVESTORS HIGH YIELD FUND, INC.

The following table sets forth the per share operating performance for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

-------------------------------------------------------------------------------------------------------
                                                                     Class A
                                          -------------------------------------------------------------
                                          1/1/98                   Year Ended December 31
                                              to     --------------------------------------------------
                                          6/30/98      1997       1996       1995       1994       1993
-------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period....  $ 5.53     $ 5.40     $ 5.22     $ 4.84     $ 5.30     $ 4.97
                                          ------     ------     ------     ------     ------     ------
Income from Investment Operations
  Net Investment Income.................     .23        .46        .47        .47        .48        .47
  Net Realized and Unrealized Gain
    (Loss) on Investments...............    (.03)       .15        .20        .39       (.46)       .34
                                          ------     ------     ------     ------     ------     ------
    Total from Investment Operations....     .20        .61        .67        .86        .02        .81
                                          ------     ------     ------     ------     ------     ------
Less Dividends from
  Net Investment Income.................     .23        .48        .49        .48        .48        .48
                                          ------     ------     ------     ------     ------     ------
Net Asset Value, End of Period..........  $ 5.50     $ 5.53     $ 5.40     $ 5.22     $ 4.84     $ 5.30
                                          ------     ------     ------     ------     ------     ------
                                          ------     ------     ------     ------     ------     ------
TOTAL RETURN (%)+.......................    3.66      11.84      13.35      18.43        .39      16.95
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in
  millions).............................    $206       $209       $202       $187       $170       $191
Ratio to Average Net Assets:(%)++
  Expenses..............................    1.35(a)    1.29       1.37       1.45       1.56       1.69
  Net investment income.................    8.26(a)    8.17       8.99       9.22       9.48       8.96
Ratio to Average Net Assets Before
  Expenses Waived: (%)
  Expenses..............................    1.58(a)    1.48       1.52       1.55       1.59        N/A
  Net investment income.................    8.03(a)    7.98       8.84       9.12       9.44        N/A
Portfolio Turnover Rate (%).............      16         46         29         42         32         87

+ Calculated without sales charge
++ Net after fees waived (Note 3)
* For the period 1/12/95 (date Class B shares first offered) to 12/31/95
(a) Annualized

                       See notes to financial statements

----------------------------------------------------------------------------------
                                                          Class B
                                          ----------------------------------------
                                                        Year Ended December 31
                                          1/1/98     -----------------------------
                                              to                              1995
                                          6/30/98      1997       1996           *
----------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period....  $ 5.53     $ 5.40     $ 5.23     $  4.84
                                          ------     ------     ------     -------
Income from Investment Operations
  Net Investment Income.................     .22        .43        .44         .42
  Net Realized and Unrealized Gain
    (Loss) on Investments...............    (.04)       .14        .18         .40
                                          ------     ------     ------     -------
    Total from Investment Operations....     .18        .57        .62         .82
                                          ------     ------     ------     -------
Less Dividends from
  Net Investment Income.................     .21        .44        .45         .43
                                          ------     ------     ------     -------
Net Asset Value, End of Period..........  $ 5.50     $ 5.53     $ 5.40     $  5.23
                                          ------     ------     ------     -------
                                          ------     ------     ------     -------
TOTAL RETURN (%)+.......................    3.33      11.11      12.41       17.40(a)
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in
  millions).............................      $9         $7         $4          $1
Ratio to Average Net Assets:(%)++
  Expenses..............................    2.05(a)    1.99       2.07        2.22(a)
  Net investment income.................    7.56(a)    7.47       8.28        8.45(a)
Ratio to Average Net Assets Before
  Expenses Waived: (%)
  Expenses..............................    2.28(a)    2.18       2.22        2.32(a)
  Net investment income.................    7.33(a)    7.28       8.13        8.35(a)
Portfolio Turnover Rate (%).............      16         46         29          42

+ Calculated without sales charge
++ Net after fees waived (Note 3)
* For the period 1/12/95 (date Class B shares first offered) to 12/31/95
(a) Annualized

                       See notes to financial statements

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of First Investors High Yield Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of First Investors High Yield Fund, Inc., as of June 30, 1998, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended June 30, 1998 and the year ended December 31, 1997, and financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors High Yield Fund, Inc. at June 30, 1998, and the results of its operations, changes in its net assets and financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.

                                                            TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
July 31, 1998

FIRST INVESTORS HIGH YIELD FUND, INC.

DIRECTORS
-------------------------------------------

JAMES J. COY (Emeritus)

ROGER L. GRAYSON

GLENN O. HEAD

KATHRYN S. HEAD

REX R. REED

HERBERT RUBINSTEIN

NANCY S. SCHAENEN

JAMES M. SRYGLEY

JOHN T. SULLIVAN

ROBERT F. WENTWORTH

OFFICERS
-------------------------------------------

GLENN O. HEAD
President

GEORGE V. GANTER
Vice President

CONCETTA DURSO
Vice President and Secretary

JOSEPH I. BENEDEK
Treasurer

CAROL LERNER BROWN
Assistant Secretary

GREGORY R. KINGSTON
Assistant Treasurer

MARK S. SPENCER
Assistant Treasurer

SHAREHOLDER INFORMATION
-------------------------------------------
INVESTMENT ADVISER
FIRST INVESTORS
MANAGEMENT COMPANY, INC.
95 Wall Street
New York, NY 10005

UNDERWRITER
FIRST INVESTORS CORPORATION
95 Wall Street
New York, NY 10005

CUSTODIAN
THE BANK OF NEW YORK
48 Wall Street
New York, NY 10286

TRANSFER AGENT
ADMINISTRATIVE DATA
MANAGEMENT CORP.
581 Main Street
Woodbridge, NJ 07095-1198

LEGAL COUNSEL
KIRKPATRICK & LOCKHART LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

AUDITORS
TAIT, WELLER & BAKER
Eight Penn Center Plaza
Philadelphia, PA 19103

It is the Fund's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.

FIRST INVESTORS HIGH YIELD FUND, INC.
95 WALL STREET
NEW YORK, NY 10005


First Investors Logo

Logo is described as follows: The arabic numeral one separated into seven vertical segments followed by the words "First Investors."

A MEMBER OF THE
FIRST INVESTORS FINANCIAL NETWORK
FIHY-150

The words "BULK RATE U.S. POSTAGE PAID PERMIT NO. 7379" appear in a box to the right of a circle containing the words "MAILED FROM ZIP CODE 11201" which appears to the right of the above language in the printed piece.

Vertically reading from bottom to top in the center of the page the words "FIRST INVESTORS" appear in the printed piece.

FIRST
INVESTORS
HIGH YIELD
FUND, INC.


SEMI-
ANNUAL
REPORT


JUNE 30, 1998